Supplemental Condensed Combining Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Jan. 01, 2015	Dec. 31, 2014
Consolidated Statements of Income
Net revenue	$ 4,205,328,000	$ 3,959,927,000
Cost of revenues	2,887,679,000	2,775,877,000
Gross profit	1,317,649,000	1,184,050,000
Operating expenses:
Research and development	37,474,000	30,938,000
Operating income	540,291,000	504,400,000
Other (income) expense:
Income before income taxes	435,002,000	402,292,000
Income tax expense	138,305,000	137,861,000
Net Income	296,697,000	264,431,000
Less: Net income attributable to noncontrolling interests	68,681,000	54,883,000
Income attributable to the Company	228,016,000	209,548,000
Current assets:
Cash and cash equivalents	517,770,000	622,922,000	$ 549,500,000	$ 633,855,000	$ 549,500,000
Trade accounts receivable less allowance for doubtful accounts of $508,676 in 2016 and $465,790 in 2015	3,600,093,000		3,285,196,000
Accounts receivable from related parties	238,276,000		218,285,000
Inventories	1,385,051,000		1,340,751,000
Prepaid expenses and other current assets	1,405,899,000		1,374,715,000
Deferred tax asset, current	0		0
Total current assets	7,147,089,000		6,768,447,000
Property, plant and equipment, net	3,578,144,000		3,425,574,000
Intangible assets	831,037,000		830,489,000
Goodwill	13,152,594,000		13,032,750,000
Deferred tax asset, non-current	176,483,000		188,833,000
Total assets	26,066,833,000		25,365,254,000
Current liabilities:
Accounts payable	554,754,000		627,828,000
Accounts payable to related parties	236,532,000		153,023,000
Accrued expenses and other current liabilities	2,459,395,000		2,503,137,000
Short-term debt and other financial liabilities	348,863,000		109,252,000
Short Term Debt Due To Related Parties Current	63,984,000		19,052,000
Current portion of long-term debt and capital lease obligations	678,475,000		664,335,000
Income tax payable, current	105,790,000		72,819,000
Deferred tax liability, current	0		0
Total current liabilities	4,447,793,000		4,149,446,000
Total long-term debt less current maturities	7,847,286,000		7,853,487,000
Other liabilities	490,077,000		465,625,000
Pension liabilities	612,378,000		585,328,000
Income tax payable, non-current	173,663,000		162,500,000
Deferred tax liability, non-current	599,243,000		624,500,000
Total liabilities	14,170,440,000		13,840,886,000
Noncontrolling interests subject to put provisions	1,088,272,000		1,028,368,000	1,023,755,000	824,658,000
Total Company shareholders' equity	10,189,733,000		9,887,142,000
Noncontrolling interests not subject to put provisions	618,388,000		608,858,000
Total equity	10,808,121,000		10,496,000,000		10,028,371,000
Total liabilities and equity	26,066,833,000		25,365,254,000
Consolidated Statements of Comprehensive Income
Net Income	296,697,000	264,431,000
Total comprehensive income	409,875,000	147,255,000
Comprehensive income attributable to noncontrolling interests	(71,801,000)	(50,930,000)
Comprehensive income attributable to the Company	338,074,000	96,325,000
Issuers [Member] | FMC US Finance [Member]
Other (income) expense:
Interest, net	1,770,000	1,740,000
Income before income taxes	1,770,000	1,740,000
Income tax expense	642,000	631,000
Net Income	1,128,000	1,109,000
Gain (loss) related to cash flow hedges	0	0
Defined Benefit Plan Actuarial Gain Loss	0	0
Gain (loss) related to foreign currency	0	0
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income	0	0
Income attributable to the Company	1,128,000	1,109,000
Current assets:
Cash and cash equivalents	1,000		2,000	$ 2,000
Accounts receivable from related parties	1,249,157,000		1,266,557,000
Total current assets	1,249,158,000		1,266,559,000
Total assets	1,249,158,000		1,266,559,000
Current liabilities:
Accrued expenses and other current liabilities	11,833,000		29,771,000
Total current liabilities	11,833,000		29,771,000
Total long-term debt less current maturities	1,156,370,000		1,157,603,000
Income tax payable, non-current	1,444,000		801,000
Total liabilities	1,169,647,000		1,188,175,000
Total Company shareholders' equity	79,511,000		78,384,000
Total equity	79,511,000		78,384,000
Total liabilities and equity	1,249,158,000		1,266,559,000
Consolidated Statements of Comprehensive Income
Net Income	1,128,000	1,109,000
Other comprehensive income (loss) - net	0	0
Total comprehensive income	1,128,000	1,109,000
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to the Company	1,128,000	1,109,000
Guarantors [Member]
Current assets:
Cash and cash equivalents					1,000
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating expenses:
Selling, general and administrative	58,173,000	40,755,000
Operating income	(58,173,000)	(40,755,000)
Other (income) expense:
Interest, net	(46,141,000)	(51,302,000)
Other, net	337,932,000	309,666,000
Income before income taxes	233,618,000	217,609,000
Income tax expense	5,602,000	8,061,000
Net Income	228,016,000	209,548,000
Gain (loss) related to cash flow hedges	2,740,000	19,695,000
Defined Benefit Plan Actuarial Gain Loss	99,000	100,000
Gain (loss) related to foreign currency	(141,670,000)	(142,585,000)
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income	(818,000)	(5,678,000)
Income attributable to the Company	228,016,000	209,548,000
Current assets:
Cash and cash equivalents	158,000	47,000	448,000		117,000
Accounts receivable from related parties	1,168,026,000		985,449,000
Prepaid expenses and other current assets	75,145,000		91,902,000
Total current assets	1,243,329,000		1,077,799,000
Property, plant and equipment, net	642,000		595,000
Intangible assets	1,576,000		1,653,000
Deferred tax asset, non-current	102,405,000		91,392,000
Other assets	14,397,455,000		13,950,467,000
Total assets	15,745,407,000		15,121,906,000
Current liabilities:
Accounts payable	3,514,000		7,233,000
Accounts payable to related parties	260,530,000		277,986,000
Accrued expenses and other current liabilities	108,719,000		61,216,000
Short-term debt and other financial liabilities	285,055,000		0
Short Term Debt Due To Related Parties Current	1,625,531,000		1,757,402,000
Current portion of long-term debt and capital lease obligations	26,772,000		25,228,000
Income tax payable, current	12,444,000		20,898,000
Deferred tax liability, current	0		0
Total current liabilities	2,322,565,000		2,149,963,000
Total long-term debt less current maturities	690,120,000		663,515,000
Long term borrowings from related parties	2,380,738,000		2,276,600,000
Other liabilities	120,020,000		117,444,000
Pension liabilities	16,454,000		15,342,000
Income tax payable, non-current	25,777,000		11,900,000
Total liabilities	5,555,674,000		5,234,764,000
Total Company shareholders' equity	10,189,733,000		9,887,142,000
Total equity	10,189,733,000		9,887,142,000
Total liabilities and equity	15,745,407,000		15,121,906,000
Consolidated Statements of Comprehensive Income
Net Income	228,016,000	209,548,000
Other comprehensive income (loss) - net	139,649,000	128,468,000
Total comprehensive income	88,367,000	81,080,000
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to the Company	88,367,000	81,080,000
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue	455,186,000	462,599,000
Cost of revenues	284,280,000	297,165,000
Gross profit	170,906,000	165,434,000
Operating expenses:
Selling, general and administrative	50,561,000	40,057,000
Research and development	20,554,000	16,605,000
Operating income	99,791,000	108,772,000
Other (income) expense:
Interest, net	361,000	1,487,000
Other, net	(63,358,000)	(72,705,000)
Income before income taxes	36,794,000	37,554,000
Income tax expense	26,230,000	32,825,000
Net Income	10,564,000	4,729,000
Gain (loss) related to cash flow hedges	0	0
Defined Benefit Plan Actuarial Gain Loss	1,677,000	1,806,000
Gain (loss) related to foreign currency	26,711,000	(70,244,000)
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income	(498,000)	(535,000)
Income attributable to the Company	10,564,000	4,729,000
Current assets:
Cash and cash equivalents	0	4,730,000	5,055,000		5,722,000
Trade accounts receivable less allowance for doubtful accounts of $508,676 in 2016 and $465,790 in 2015	156,131,000		144,105,000
Accounts receivable from related parties	718,820,000		682,359,000
Inventories	272,156,000		233,012,000
Prepaid expenses and other current assets	75,480,000		60,024,000
Deferred tax asset, current	0
Total current assets	1,222,587,000		1,124,555,000
Property, plant and equipment, net	286,481,000		267,926,000
Intangible assets	52,504,000		51,593,000
Goodwill	51,868,000		49,599,000
Deferred tax asset, non-current	33,260,000		27,626,000
Other assets	44,895,000		43,452,000
Total assets	1,691,595,000		1,564,751,000
Current liabilities:
Accounts payable	26,117,000		22,914,000
Accounts payable to related parties	537,428,000		497,410,000
Accrued expenses and other current liabilities	142,364,000		118,047,000
Deferred tax liability, current	0		0
Total current liabilities	705,909,000		638,371,000
Other liabilities	1,519,000		1,612,000
Pension liabilities	334,973,000		315,171,000
Total liabilities	1,042,401,000		955,154,000
Total Company shareholders' equity	649,194,000		609,597,000
Total equity	649,194,000		609,597,000
Total liabilities and equity	1,691,595,000		1,564,751,000
Consolidated Statements of Comprehensive Income
Net Income	10,564,000	4,729,000
Other comprehensive income (loss) - net	(27,890,000)	68,973,000
Total comprehensive income	38,454,000	(64,244,000)
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to the Company	38,454,000	(64,244,000)
Guarantors [Member] | FMCH [Member]
Operating expenses:
Selling, general and administrative	(66,787,000)	188,180,000
Operating income	66,787,000	(188,180,000)
Other (income) expense:
Interest, net	(58,535,000)	(58,281,000)
Other, net	194,944,000	159,299,000
Income before income taxes	203,196,000	(87,162,000)
Income tax expense	3,255,000	(97,229,000)
Net Income	199,941,000	10,067,000
Gain (loss) related to cash flow hedges	0	0
Defined Benefit Plan Actuarial Gain Loss	5,946,000	7,143,000
Gain (loss) related to foreign currency	0	0
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income	(2,346,000)	(2,818,000)
Income attributable to the Company	199,941,000	10,067,000
Current assets:
Accounts receivable from related parties	2,456,764,000		2,434,976,000
Prepaid expenses and other current assets	1,433,000		983,000
Total current assets	2,458,197,000		2,435,959,000
Other assets	13,301,352,000		13,256,088,000
Total assets	15,759,549,000		15,692,047,000
Current liabilities:
Accounts payable to related parties	1,653,500,000		1,668,390,000
Accrued expenses and other current liabilities	10,447,000		15,527,000
Current portion of long-term debt and capital lease obligations	200,000,000		200,000,000
Total current liabilities	1,863,947,000		1,883,917,000
Total long-term debt less current maturities	2,080,706,000		2,113,544,000
Long term borrowings from related parties	2,749,047,000		2,680,741,000
Other liabilities	372,659,000		488,142,000
Total liabilities	7,066,359,000		7,166,344,000
redeemable preferred stock	235,141,000		235,141,000
Total Company shareholders' equity	8,458,049,000		8,290,562,000
Total equity	8,458,049,000		8,290,562,000
Total liabilities and equity	15,759,549,000		15,692,047,000
Consolidated Statements of Comprehensive Income
Net Income	199,941,000	10,067,000
Other comprehensive income (loss) - net	(3,600,000)	(4,325,000)
Total comprehensive income	203,541,000	14,392,000
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to the Company	203,541,000	14,392,000
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	4,544,920,000	4,254,782,000
Cost of revenues	3,392,016,000	3,240,912,000
Gross profit	1,152,904,000	1,013,870,000
Operating expenses:
Selling, general and administrative	688,580,000	373,512,000
Research and development	16,920,000	14,287,000
Operating income	447,404,000	626,071,000
Other (income) expense:
Interest, net	(2,744,000)	4,259,000
Income before income taxes	444,660,000	630,330,000
Income tax expense	165,584,000	244,915,000
Net Income	279,076,000	385,415,000
Gain (loss) related to cash flow hedges	1,827,000	(12,743,000)
Defined Benefit Plan Actuarial Gain Loss	155,000	180,000
Gain (loss) related to foreign currency	219,857,000	81,329,000
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income	(703,000)	3,107,000
Less: Net income attributable to noncontrolling interests	68,681,000
Income attributable to the Company	210,395,000	330,532,000
Current assets:
Cash and cash equivalents	568,873,000	618,145,000	544,443,000		$ 628,015,000
Trade accounts receivable less allowance for doubtful accounts of $508,676 in 2016 and $465,790 in 2015	3,444,652,000		3,140,355,000
Accounts receivable from related parties	3,860,165,000		4,002,451,000
Inventories	1,272,925,000		1,256,252,000
Prepaid expenses and other current assets	1,216,805,000		1,186,883,000
Deferred tax asset, current	0		0
Total current assets	10,363,420,000		10,130,384,000
Property, plant and equipment, net	3,398,611,000		3,260,604,000
Intangible assets	777,037,000		777,319,000
Goodwill	13,100,726,000		12,983,151,000
Deferred tax asset, non-current	168,148,000		221,211,000
Other assets	6,083,335,000		6,372,300,000
Total assets	33,891,277,000		33,744,969,000
Current liabilities:
Accounts payable	525,123,000		597,681,000
Accounts payable to related parties	5,686,584,000		5,386,272,000
Accrued expenses and other current liabilities	2,199,262,000		2,285,939,000
Short-term debt and other financial liabilities	115,510,000		109,700,000
Short Term Debt Due To Related Parties Current	0		0
Current portion of long-term debt and capital lease obligations	451,703,000		439,107,000
Income tax payable, current	94,893,000		51,921,000
Deferred tax liability, current	0		0
Total current liabilities	9,073,075,000		8,870,620,000
Total long-term debt less current maturities	6,544,377,000		6,657,108,000
Long term borrowings from related parties	0		0
Other liabilities	(40,520,000)		(176,998,000)
Pension liabilities	292,087,000		284,589,000
Income tax payable, non-current	13,205,000		22,060,000
Deferred tax liability, non-current	636,123,000		693,815,000
Total liabilities	16,518,347,000		16,351,194,000
Noncontrolling interests subject to put provisions	1,088,272,000		1,028,368,000
redeemable preferred stock	(235,141,000)		(235,141,000)
Total Company shareholders' equity	15,901,411,000		15,991,690,000
Noncontrolling interests not subject to put provisions	618,388,000		608,858,000
Total equity	16,519,799,000		16,600,548,000
Total liabilities and equity	33,891,277,000		33,744,969,000
Consolidated Statements of Comprehensive Income
Net Income	279,076,000	385,415,000
Other comprehensive income (loss) - net	(221,136,000)	(71,873,000)
Total comprehensive income	500,212,000	457,288,000
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to the Company	500,212,000	457,288,000
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(794,778,000)	(757,454,000)
Cost of revenues	(788,617,000)	(762,200,000)
Gross profit	(6,161,000)	4,746,000
Operating expenses:
Selling, general and administrative	9,357,000	6,208,000
Operating income	(15,518,000)	(1,508,000)
Other (income) expense:
Other, net	(469,518,000)	(396,260,000)
Income before income taxes	(485,036,000)	(397,779,000)
Income tax expense	(63,008,000)	(51,342,000)
Net Income	(422,028,000)	(346,437,000)
Gain (loss) related to cash flow hedges	0	0
Defined Benefit Plan Actuarial Gain Loss	0	0
Gain (loss) related to foreign currency	201,000	4,067,000
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income	0	0
Less: Net income attributable to noncontrolling interests		0
Income attributable to the Company	(422,028,000)	(346,437,000)
Current assets:
Cash and cash equivalents	(51,262,000)		(448,000)
Trade accounts receivable less allowance for doubtful accounts of $508,676 in 2016 and $465,790 in 2015	(690,000)		736,000
Accounts receivable from related parties	(9,214,656,000)		(9,153,507,000)
Inventories	(160,030,000)		(148,513,000)
Prepaid expenses and other current assets	37,036,000		34,923,000
Deferred tax asset, current	0		0
Total current assets	(9,389,602,000)		(9,266,809,000)
Property, plant and equipment, net	(107,590,000)		(103,551,000)
Intangible assets	(80,000)		(76,000)
Deferred tax asset, non-current	(127,330,000)		(151,396,000)
Other assets	(32,645,551,000)		(32,503,146,000)
Total assets	(42,270,153,000)		(42,024,978,000)
Current liabilities:
Accounts payable to related parties	(7,901,510,000)		(7,677,035,000)
Accrued expenses and other current liabilities	(13,230,000)		(7,363,000)
Short-term debt and other financial liabilities	(51,702,000)		(448,000)
Short Term Debt Due To Related Parties Current	(1,561,547,000)		(1,738,350,000)
Income tax payable, current	(1,547,000)
Deferred tax liability, current	0		0
Total current liabilities	(9,529,536,000)		(9,423,196,000)
Total long-term debt less current maturities	(2,624,287,000)		(2,738,283,000)
Long term borrowings from related parties	(5,129,785,000)		(4,957,341,000)
Other liabilities	36,399,000		35,425,000
Pension liabilities	(31,136,000)		(29,774,000)
Income tax payable, non-current	133,237,000		127,739,000
Deferred tax liability, non-current	(36,880,000)		(69,315,000)
Total liabilities	(17,181,988,000)		(17,054,745,000)
Total Company shareholders' equity	(25,088,165,000)		(24,970,233,000)
Total equity	(25,088,165,000)		(24,970,233,000)
Total liabilities and equity	(42,270,153,000)		$ (42,024,978,000)
Consolidated Statements of Comprehensive Income
Net Income	(422,028,000)	(346,437,000)
Other comprehensive income (loss) - net	(201,000)	(4,067,000)
Total comprehensive income	(421,827,000)	(342,370,000)
Comprehensive income attributable to noncontrolling interests	(71,801,000)	(50,930,000)
Comprehensive income attributable to the Company	$ (493,628,000)	$ (393,300,000)